Taxation (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Value-Added Tax, service revenue (as a percent)	6.00%	6.00%
Value-Added Tax, merchandize revenue (as a percent)	17.00%	17.00%
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	¥ (13,200)	$ (2,029)	¥ 181,786	¥ 206,244
Operating Loss Carryforwards	258,537
PRC Subsidiaries [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	58,791
non-PRC subsidiaries [Member]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	¥ 71,991